Disposals of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disposals Of Subsidiaries [Abstract]
Schedule of Effect of Disposal

Effect of disposal:

For the Year
Ended December
31, 2021
$‘000
Cash and cash equivalents	(57)
Prepayments and contract assets	(1,322)
Property, plant and equipment	(922)
Right-of-use assets	(797)
Trade and other receivables	(619)
Accruals and provisions	658
Lease liabilities	837
Borrowings	3,075
Trade and other payables	588
Net assets and liabilities derecognized	1,441
Consideration received	2,344
Working capital adjustment	132
Gain on disposal	3,917